Goodwill and Intangible Assets, Net - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Goodwill And Intangible Assets [Line Items]
Amortization expense	$ 709	$ 756	$ 2,143	$ 2,270	$ 3,027	$ 1,260
Total amortization expense, 2013					2,853
Total amortization expense, 2014					2,641
Total amortization expense, 2015					2,641
Total amortization expense, 2016					2,641
Total amortization expense, 2017					2,641
Total amortization expense, thereafter					16,098
Goodwill	13,846		13,846		0
Accumulated impairment losses	$ 0		$ 0		$ 0
Weighted Average [Member] | Patents and Related Technologies [Member]
Goodwill And Intangible Assets [Line Items]
Weighted average useful life			12 years 4 months 24 days		12 years 4 months 24 days
Weighted Average [Member] | Favorable Rent Asset [Member]
Goodwill And Intangible Assets [Line Items]
Weighted average useful life					3 years 4 months 24 days